RENTAL DEPOSIT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RENTAL DEPOSIT
RENTAL DEPOSIT	NOTE 12 - RENTAL DEPOSIT As of March 31, 2022 and December 31, 2021, rental deposit of $272,711 and $272,063 is the office lease deposit with the tenancy period of 5 years.

NOTE 12 - RENTAL DEPOSIT

As of December 31, 2021, rental deposit of $272,063 (2020: $264,910) is office lease deposit with the tenancy period of 5 years, which consist of rental deposit and property management fee deposit.